RELATED PARTIES	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
RELATED PARTIES [Text Block]

24. RELATED PARTIES

Transactions with key management personnel

Compensation

In addition to their salaries, the Corporation also provides non-cash benefits to directors and executive officers. Directors and executive officers participate in the Corporation's share-based compensation plans (Refer to Note 19).

Key management personnel compensation comprised the following:

In thousands of Canadian dollars	2020	2019
Short-term employee salaries and benefits	$2,727	$2,260
Share-based compensation	2,572	4,119
Total compensation	$5,299	$6,379